Capital stock (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Capital stock.
Summary of issued capital

	As at	As at
	May 31,	August
	2023	31, 2022
	$	$
9,931,985 voting common shares [August 31, 2022 – 8,417,923]	46,851,134	43,441,591

	2022	2021
	$	$
8,417,923 voting common shares [2021 – 8,324,861]	43,441,591	42,834,982